Fair Value Measurement (Summary Of Changes In Level 3 Fair Value Measurements) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value Measurements [Abstract]
Balance, Beginning of Year	$ (18)	$ (7)
Total gains (losses)	18	(19)
Settlements	16	8
Balance, End of Year	16	(18)
Change in unrealized gains (losses) related to assets and liabilities held at end of period	$ 24	$ (13)